Stock Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Schedule of Warrant Securities Outstanding

As of March 31, 2024, the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2018 Warrants –financing	3,166	$1.14	September - November 2024
2019 Warrants –financing	33,333	$1.50	March - October 2024
2019 Warrants for services	10,000	$1.50	March - April 2024
2020 Warrants for services	10,000	$1.50	February 2025
2022 Exchange warrants	237,231	$1.14	September 2025
Total	293,730

As of December 31, 2023, the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2018 Warrants – financing	3,166	$1.14	September 2024
2019 Warrants –financing	135,000	$1.67	March - October 2024
2019 Warrants for services	4,167	$1.14	March - April 2024
2020 Warrants for services	10,000	$1.14	February 2025
2022 Exchange warrants	237,232	$1.14	September 2025
Total	389,565

Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of Warrant Activity

A summary of all warrant activity for the three months ended March 31, 2024, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2023	297,064	$1.34	2.32
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(3,334)	1.50	-
Balance outstanding at March 31, 2024	293,730	$1.21	1.29
Exercisable at March 31, 2024	293,730	$1.21	1.29

A summary of all warrant activity for the year ended December 31, 2023, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2022	422,205	$4.86	2.32
Granted	-	-	-
Exercised	(15,211)	1.26	-
Cancelled	-	-	-
Expired	(17,429)	21.00	-
Balance outstanding at December 31, 2023	389,565	$1.34	1.35
Exercisable at December 31, 2023	389,565	$1.34	1.35